Washington Mutual Investors Fund

(Graphic)

Report to Shareholders
For the Quarter Ended
January 31, 1997

(Logo)
The American Funds Group(R)

Fellow Shareholders

     During the three months ended January 31 - the third quarter of our fiscal year - Washington Mutual Investors Fund continued to participate in the robust advance of the stock market. The unmanaged Standard & Poor's 500 Composite Index rose 12.2% while the value of the Fund's shares increased 9.3%, both including reinvestment.

     During this period, the indicators of economic activity were quite strong. Despite this, inflationary pressures remained subdued, and the Federal Reserve maintained its policy of watchful waiting, having made no change in short-term interest rates over the past year.

     Dividend increases by companies in the Fund's portfolio continued at a brisk pace. During the three months, 29 companies - about 20% of all firms represented in the portfolio - acted to raise their dividends.

     The 141 companies listed in this report represent 27 industries. On January 31, the ten largest industry positions as a percentage of net assets were: Banking (15.4%), Health & Personal Care (12.0%), Energy Sources (10.9%), Electric & Gas Utilities (8.9%), Telecommunications (8.7%), Insurance (6.2%), Chemicals (4.3%), Business & Public Services (4.2%), Financial Services (3.7%) and Merchandising (3.4%).

     Five new names have appeared in the portfolio since October 31:
ACNielsen and Cognizant (both spun off from Dun & Bradstreet), CSX, FPL Group and NCR (a spinoff from AT&T). Three names were eliminated: ALLTEL, Ashland and Johnson Controls.

     We plan to report to you in greater detail after the close of the Fund's fiscal year April 30. Meanwhile, we welcome your questions and comments.

Cordially,

          (Signature)         (Signature)         (Signature)

          Stephen Hartwell    James H. Lemon, Jr. Harry J. Lister
          Chairman            Vice Chairman       President

March 12, 1997


THE FIGURES IN THIS REPORT REFLECT PAST RESULTS AND WERE CALCULATED WITHOUT A SALES CHARGE. ALL INVESTMENTS ARE SUBJECT TO CERTAIN RISKS. FOR EXAMPLE, THOSE WHICH INCLUDE COMMON STOCKS ARE AFFECTED BY FLUCTUATING STOCK PRICES SO YOU MAY GAIN OR LOSE MONEY BY INVESTING IN THE FUND. INVESTORS SHOULD MAINTAIN A LONG-TERM INVESTMENT PERSPECTIVE. FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED OR GUARANTEED BY, THE U.S. GOVERNMENT, ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER AGENCY, ENTITY OR PERSON.

(Logo)
Washington Mutual Investors Fund

Your Investment Account
As of January 31, 1997

Each $1,000 of Net Assets Represented:
                                                                  Which
  This                                                          Has Paid
 Amount                                                         Dividends
Invested                   In This Company                        Since

 $ 1.46             ACNielsen Corp.
                      ('96 spinoff from
                      Dun & Bradstreet Corp.)                        -
   7.05             Aetna Inc.                                    1934
   3.91             Albertson's, Inc.                             1964
   2.81             AlliedSignal Inc.                             1920
  13.21             Allstate Corp.                                1993
   5.73             American Electric
                      Power Company, Inc.                         1910
   8.66             American Express Co.                          1870
  10.38             American General Corp.                        1929
  18.41             American Home
                      Products Corp.                              1919
  24.70             Ameritech Corp.                               1984
  24.11             Amoco Corp.                                   1894
   1.06             Atlantic Energy, Inc.                         1937
  26.57             Atlantic Richfield Co.                        1927
  23.58             AT&T Corp.                                    1881
   2.05             Baltimore Gas and
                      Electric Co.                                1910
   6.45             Banc One Corp.                                1968
  18.80             Bank of New York
                      Co., Inc.                                   1785
   9.45             BankAmerica Corp.                             1968
   5.14             Bankers Trust
                      New York Corp.                              1904
   3.03             Barnett Banks, Inc.                           1945
   3.68             Bell Atlantic Corp.                           1984
   6.37             Beneficial Corp.                              1929
   2.33             Boeing Co.                                    1942
  12.57             Bristol-Myers Squibb Co.                      1900
    .99             Brooklyn Union Gas Co.                        1949
   9.41             Browning-Ferris
                      Industries, Inc.                            1965
   3.93             Carolina Power & Light Co.                    1937
   1.93             Central and South
                    West Corp.                                    1947
  12.39             Chase Manhattan Corp.                         1969
  15.86             Chevron Corp.                                 1912
   6.20             CIGNA Corp.                                   1981
    .90             CINergy Corp.                                 1940
   6.24             Cognizant Corp.
                      ('96 spinoff from
                      Dun & Bradstreet Corp.)                        -
   3.24             Colgate-Palmolive Co.                         1895
   2.02             Comerica Inc.                                 1972
   2.91             Conrail, Inc.                                 1987
   6.92             Consolidated Edison Co.
                      of New York, Inc.                           1885
   4.35             Consolidated Natural
                      Gas Co.                                     1944
   8.60             CoreStates Financial Corp                     1970
   5.69             CPC International Inc.                        1920
   1.35             CSX Corp.                                     1922
   3.45             Dana Corp.                                    1936
    .69             Deluxe Corp.                                  1967
    .88             Dominion Resources, Inc.                      1925
  $ .74             Dow Jones & Co., Inc.                         1962
   2.14             Dresser Industries, Inc.                      1943
   3.93             DTE Energy Co.                                1909
   5.49             Duke Power Co.                                1926
   7.43             Dun & Bradstreet Corp.                        1934
  30.15             E.I. du Pont de Nemours
                      and Co.                                     1904
   1.61             Eastman Kodak Co.                             1902
   5.47             Eaton Corp.                                   1923
   5.39             Edison International                          1910
   3.12             Emerson Electric Co.                          1940
  10.22             Exxon Corp.                                   1882
  11.46             Federal National
                      Mortgage Assn.                              1955
  10.57             First Chicago NBD Corp.                       1936
   8.94             First Union Corp.                             1989
  11.93             Fleet Financial Group, Inc.                   1968
   4.11             Florida Progress Corp.                        1982
   1.81             FPL Group, Inc.                               1944
   2.57             Gannett Co., Inc.                             1929
   3.83             General Electric Co.                          1899
  12.62             General Mills, Inc.                           1928
  10.54             General Re Corp.                              1980
   4.46             Goodyear Tire &
                      Rubber Co.                                  1899
   3.50             GTE Corp.                                     1936
  10.38             Household
                      International, Inc.                         1926
   4.19             Houston Industries Inc.                       1922
   1.15             Ingersoll-Rand Co.                            1905
  15.89             International Paper Co.                       1946
   2.14             Johnson & Johnson                             1934
   4.60             Kerr-McGee Corp.                              1937
   3.60             KeyCorp                                       1961
   7.87             Kimberly-Clark Corp.                          1923
  19.45             Eli Lilly and Co.                             1885
   5.19             Lincoln National Corp.                        1920
   2.70             Louisiana-Pacific Corp.                       1973
    .61             Lucent Technologies Inc.                      1996
   4.41             Marsh & McLennan
                      Companies, Inc.                             1923
   1.60             Masco Corp.                                   1936
    .76             Maytag Corp.                                  1946
    .82             McKesson Corp.                                1962
  16.54             Merck & Co., Inc.                             1935
   1.82             Minnesota Mining and
                      Manufacturing Co.                           1916
   2.17             Mobil Corp.                                   1902
   4.79             Monsanto Co.                                  1925
   9.69             J.P. Morgan & Co. Inc.                        1892
   3.97             National City Corp.                           1972
  12.45             NationsBank Corp.                             1968
    .40             NCR Corp.
                      ('96 spinoff from
                      AT&T Corp.)                                    -
   8.31             Norfolk Southern Corp.                        1901
   3.13             Northeast Utilities                           1927
 $ 7.09             Norwest Corp.                                 1939
    .63             OGE Energy Corp.
                      (formerly Oklahoma
                      Gas and Electric Co.)                       1943
   3.77             PG&E Corp. (formerly
                      Pacific Gas and
                      Electric Co.)                               1912
   4.23             Pacific Telesis Group                         1984
   4.38             PanEnergy Corp.                               1937
   1.93             Parker Hannifin Corp.                         1940
   3.42             PECO Energy Co.                               1928
  16.87             J.C. Penney Co., Inc.                         1926
   9.67             PepsiCo, Inc.                                 1921
   4.87             Pfizer Inc                                    1925
   7.52             Pharmacia & Upjohn, Inc.                      1959
   8.00             Pitney Bowes Inc.                             1934
   6.51             PNC Bank Corp.                                1865
   4.58             PPG Industries, Inc.                          1899
   3.96             PP & L Resources, Inc.                        1994
   3.65             Procter & Gamble Co.                          1905
   3.89             Public Service Enterprise
                      Group Inc.                                  1948
    .76             Puget Sound Power &
                      Light Co.                                   1943
   8.11             Raytheon Co.                                  1964
   3.02             Rockwell International
                      Corp.                                       1948
   2.57             Sara Lee Corp.                                1946
   5.33             SBC Communications Inc.                       1984
   7.74             Schering-Plough Corp.                         1952
   3.10             Sherwin-Williams Co.                          1885
   1.56             Signet Banking Corp.                          1962
   5.90             Southern Co.                                  1947
    .76             Sprint Corp.                                  1939
   4.59             St. Paul Companies, Inc.                      1968
   6.16             SunTrust Banks, Inc.                          1985
   1.63             Tambrands Inc.                                1941
  19.59             Texaco Inc.                                   1903
   1.78             Thomas & Betts Corp.                          1934
   5.29             TRW Inc.                                      1936
   5.51             Union Electric Co.                            1953
   9.37             Union Pacific Corp.                           1968
    .42             Union Pacific Resources
                      Group, Inc.                                 1996
   2.85             United Technologies Corp.                     1936
   5.48             Unocal Corp.                                  1916
  20.88             U S WEST
                      Communications Group                        1984
   1.48             VF Corp.                                      1941
   5.68             Wachovia Corp.                                1936
   2.76             Walgreen Co.                                  1899
  10.55             Wal-Mart Stores, Inc.                         1971
  20.11             Warner-Lambert Co.                            1926
   5.99             Westvaco Corp.                                1899
   1.39             Whitman Corp.                                 1963
   8.31             WMX Technologies, Inc.                        1975
   9.46             Xerox Corp.                                   1930
Stocks in initial period of acquisition - $29.06
Excess of United States Treasury bills, cash, and receivables over payables - $37.72

On January 31, 1997 the Fund's net asset value per share was $25.69, and net assets were $26,882,812,282



Each $1,000 of Net Assets Was Invested In These Industries:

Energy
  Energy Sources                                   $109.03
  Utilities: Electric & Gas                          89.00

Materials
  Building Materials & Components                     1.61
  Chemicals                                          42.61
  Forest Products & Paper                            24.58

Capital Equipment
  Aerospace & Military Technology                    13.30
  Data Processing & Reproduction                      9.47
  Electrical & Electronics                            7.56
  Electronic Components                               1.78
  Energy Equipment                                    2.14
  Industrial Components                              21.68
  Machinery & Engineering                             3.07

Consumer Goods
  Appliances & Household
    Durables                                           .76
  Beverages                                           9.67
  Food & Household Products                          27.77
  Health & Personal Care                            119.68
  Recreation & Other Consumer
    Products                                          1.61
  Textiles & Apparel                                  1.49

Services
  Broadcasting & Publishing                           3.30
  Business & Public Services                         41.94
  Merchandising                                      34.09
  Telecommunications                                 86.65
  Transportation: Rail                               21.94

Finance
  Banking                                           154.01
  Financial Services                                 36.88
  Insurance                                          61.58

Multi-Industry
  Multi-Industry                                      6.02
Stocks in initial period of
  acquisition                                        29.06

Excess of United States
  Treasury bills, cash, and
  receivables over payables                          37.72

This report is for the information of shareholders of Washington Mutual Investors Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund.

Washington Mutual Investors Fund

Directors
Stephen Hartwell
  (Chairman)
James H. Lemon, Jr.
  (Vice Chairman)
Harry J. Lister
  (President)
Cyrus A. Ansary
John A. Beck
Fred J. Brinkman
Daniel J. Callahan III
James C. Miller III
Thomas J. Owen
Jean Head Sisco
T. Eugene Smith
Leonard P. Steuart II
Margita E. White
Stephen G. Yeonas

Advisory Board
Mary K. Bush
Vernon W. Holleman, Jr.
William B. Snyder
Robert F. Tardio

Directors Emeritus
Bernard J. Nees
  (Chairman Emeritus)
Charles T. Akre
Nathan A. Baily
Frank M. Ewing

Office of the Fund
and the Business Manager
Washington Management
  Corporation
1101 Vermont Avenue, NW
Washington, DC 20005-3585
202/842-5665

Investment Manager
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1443
135 South State College Blvd.
Brea, CA 92821-5804

Counsel
Thompson, O'Donnell, Markham, Norton & Hannon
805 Fifteenth Street, NW
Washington, DC 20005-2216

Custodian
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, NY 10081-0001

Transfer Agent
American Funds Service Company
800/421-0180
(Please write to the address nearest you.)
P.O. Box 2205
Brea, CA 92822-2205
P.O. Box 659522
San Antonio, TX 78265-9522
P.O. Box 6007
Indianapolis, IN 46206-6007
P.O. Box 2280
Norfolk, VA 23501-2280

Principal Underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1462

W. Reid Thompson retired from the Fund's Advisory Board on
September 19, 1996 after completing 24 1/2 years of outstanding service. We will miss his wise counsel.

WMIF-012-0397